Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Our balances for long-term debt and capital leases are as follows (in millions):

	June 30,	December 31,
	2013	2012
5.00% senior notes due 2023	$550	$—
Term loan due 2018 (effective rate of 1.95% at June 30, 2013)	500	—
Capital leases	4	5
Total debt outstanding	1,054	5
Less current portion	(29)	(1)
Debt, less current portion	$1,025	$4

Availability under revolving credit facility (expires 2018):
Total available credit facility limit	$300	$—
Letters of credit outstanding	(3)	—
Maximum leverage ratio constraint (a)	(99)	—
Total available and undrawn	$198	$—

(a)	Our credit facility contains a maximum lease adjusted leverage ratio of 3.75 to 1.00. As a result, we were limited to the amount we could borrow under our revolving credit facility at June 30, 2013.

Schedule of Maturities of Long-term Debt
We are required to make principal payments on the term loan in accordance with an amortization schedule as follows (in millions):

Years Ending December 31,	Total Principal to be Repaid
2013 (remainder)	$12
2014	34
2015	47
2016	69
2017	75
2018	263
Total	$500